Goodwill and other intangibles	12 Months Ended
Dec. 31, 2010
Goodwill And Other Intangibles [Abstract]
Goodwill and other intangibles
7.	Goodwill and other intangibles

The following is a summary of our goodwill and other intangible assets (amounts in millions):

	December 31, 2010			December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Goodwill
PBM(1)	$5,513.1	$(107.4)	$5,405.7	$5,523.9	$(107.3)	$5,416.6
EM(1)	80.5	—	80.5	80.5	—	80.5

	$5,593.6	$(107.4)	$5,486.2	$5,604.4	$(107.3)	$5,497.1

Other intangible assets
PBM
Customer contracts	$2,018.7	$(346.4)	$1,672.3	$2,018.3	$(197.8)	$1,820.5
Other(2)	20.8	(5.0)	15.8	27.9	(10.9)	17.0

	2,039.5	(351.4)	1,688.1	2,046.2	(208.7)	1,837.5

EM
Customer relationships	68.4	(32.2)	36.2	68.4	(25.8)	42.6
Other	0.7	—	0.7	0.7	—	0.7

	69.1	(32.2)	36.9	69.1	(25.8)	43.3

Total other intangible assets	$2,108.6	$(383.6)	$1,725.0	$2,115.3	$(234.5)	$1,880.8

(1)	As discussed in Note 13 – Segment Information, during the third quarter of 2011 we reorganized our FreedomFP line of business from our EM segment into our PBM segment. All amounts at December 31, 2010 and 2009 have been restated for comparability.
(2)	Changes in other intangible assets are a result of the write-off of $11.0 million of deferred financing fees related to the credit facility terminated during 2010 and the capitalization of $3.9 million of deferred financing fees related to the new credit facility (see Note 8 – Financing).

The change in the net carrying value of goodwill by business segment is shown in the following table:

(in millions)	PBM	EM(3)	Total
Balance at December 31, 2008	$2,778.5	$80.5	$2,859.0
Acquisitions (1)	2,686.7	—	2,686.7
Foreign currency translation and other	(48.6)	—	(48.6)

Balance at December 31, 2009	$5,416.6	$80.5	$5,497.1

Adjustment to purchase price allocation (2)	(17.8)	—	(17.8)
Foreign currency translation and other	6.9	—	6.9

Balance at December 31, 2010	$5,405.7	$80.5	$5,486.2

(1)	Represents the acquisition of NextRx in December 2009.
(2)	Represents adjustments to purchase price, including settlement of working capital adjustment.
(3)	Excludes discontinued operations of PMG.

The aggregate amount of amortization expense of other intangible assets for our continuing operations was $159.8 million, $114.6 million and $35.6 million for the year ended December 31, 2010, 2009 and 2008, respectively. Amortization expense for the year ended December 31, 2009 includes $66.3 million of fees incurred, recorded in interest expense in the consolidated statement of operations, related to the termination of the bridge loan for the financing of the NextRx acquisition. Additionally, in accordance with applicable accounting guidance, amortization of $114.0 million and $9.5 million for customer contracts related to the PBM agreement has been included as an offset to revenues for the year ended December 31, 2010 and 2009, respectively. The future aggregate amount of amortization expense of other intangible assets for our continuing operations is expected to be approximately $158.8 million for 2011, $158.1 million for 2012, $156.9 million for 2013, $151.3 million for 2014 and $133.1 million for 2015. The weighted average amortization period of intangible assets subject to amortization is 15 years in total, and by major intangible class is 5 to 20 years for customer-related intangibles and 3 to 10 years for other intangible assets.

In connection with the discontinued operations of PMG (see Note 4 – Discontinued operations) and pursuant to our policies for assessing impairment of goodwill and long-lived assets (see Note 1 – Summary of significant accounting policies), approximately $22.1 million of goodwill was written off in the second quarter of 2010 along with intangible assets with a net book value of $1.7 million (gross carrying value of $5.7 million net of accumulated amortization of $4.0 million), consisting of trade names and customer relationships. The impairment charge is included in the “Net (loss) income from discontinued operations, net of tax” line item in the accompanying consolidated statement of operations.